Receivables and Other Assets from YR TV Station Under Arbitration (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 China YR TV Station [Member] USD ($)	Dec. 31, 2012 China YR TV Station [Member] CNY	Dec. 31, 2011 China YR TV Station [Member] USD ($)
Receivables and Other Assets From Yr Tv Station Under Arbitration (Textual)
Recovery Of Capital Investment Including Interest				$ 8,571,000	54,000,000
Impairment loss on receivables from YR TV Station	$ 3,345,284	$ 680,000		$ 3,345,284		$ 680,000